Annual Fund Operating Expenses - iShares S&P 500 Index Fund	Dec. 31, 2024
Investor A, Institutional
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Investor A, Institutional | Investor A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.01%	[1],[2],[3]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.09%
Component2 Other Expenses		[4]
Other Expenses (as a percentage of Assets):	0.09%	[4]
Expenses (as a percentage of Assets)	0.35%	[2]
Fee Waiver or Reimbursement		[1],[4]
Net Expenses (as a percentage of Assets)	0.35%	[1],[2],[4]
Investor A, Institutional | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.01%	[1],[2],[3]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.09%
Component2 Other Expenses		[4]
Other Expenses (as a percentage of Assets):	0.09%	[4]
Expenses (as a percentage of Assets)	0.10%	[2]
Fee Waiver or Reimbursement		[1],[4]
Net Expenses (as a percentage of Assets)	0.10%	[1],[2],[4]
Class G
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class G | Class G Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.01%	[5],[6],[7]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[6]
Component2 Other Expenses		[8]
Other Expenses (as a percentage of Assets):	0.00%	[6],[8]
Expenses (as a percentage of Assets)	0.01%	[6]
Fee Waiver or Reimbursement		[5],[8]
Net Expenses (as a percentage of Assets)	0.01%	[5],[6],[8]
Class K
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class K | Class K Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.01%	[9],[10],[11]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses		[12]
Other Expenses (as a percentage of Assets):	0.02%	[12]
Expenses (as a percentage of Assets)	0.03%	[10]
Fee Waiver or Reimbursement		[9],[12]
Net Expenses (as a percentage of Assets)	0.03%	[9],[10],[12]
Investor P
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Investor P | Investor P Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.01%	[13],[14],[15]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.09%
Component2 Other Expenses		[16]
Other Expenses (as a percentage of Assets):	0.09%	[16]
Expenses (as a percentage of Assets)	0.35%	[14]
Fee Waiver or Reimbursement		[13],[16]
Net Expenses (as a percentage of Assets)	0.35%	[13],[14],[16]
Service
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Service | Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.01%	[17],[18],[19]
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.06%
Component2 Other Expenses		[20]
Other Expenses (as a percentage of Assets):	0.06%	[20]
Expenses (as a percentage of Assets)	0.22%	[18]
Fee Waiver or Reimbursement		[17],[20]
Net Expenses (as a percentage of Assets)	0.22%	[17],[18],[20]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[2]	The allocated management fee for Investor A and Institutional Shares of the Fund is 0.007%. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements is 0.347% for Investor A Shares and 0.097% for Institutional Shares.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[4]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 without the consent of the Boards of Trustees of the Trust and of MIP.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 20, BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[6]	The allocated management fee for Class G Shares of the Fund is 0.007% and the administration fee for Class G Shares of the Fund is 0.0025%. The Total Annual Fund Operating Expenses and the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements is 0.0095%.
[7]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[8]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 without the consent of the Boards of Trustees of the Trust and of MIP.
[9]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 24, BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[10]	The allocated management fee for Class K Shares of the Fund is 0.007%. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements is 0.027%.
[11]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[12]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 without the consent of the Boards of Trustees of the Trust and of MIP.
[13]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 27, BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[14]	The allocated management fee for Investor P Shares of the Fund is 0.007%. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements is 0.347%.
[15]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[16]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 without the consent of the Boards of Trustees of the Trust and of MIP.
[17]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 24, BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[18]	The allocated management fee for Service Shares of the Fund is 0.007%. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements is 0.217%.
[19]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[20]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 without the consent of the Boards of Trustees of the Trust and of MIP.